Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting Information Profit Loss [Abstract]
Segment Reporting

NOTE 25 – Segment Reporting

We currently operate through the following three reporting segments: Global Wealth Management, Institutional Group, and various corporate activities combined in the Other segment.

Our Global Wealth Management segment consists of two operating segments, the Private Client Group and Stifel Bank. The Private Client Group includes branch offices and independent contractor offices of our broker-dealer subsidiaries located throughout the United States. These branches provide securities brokerage services, including the sale of equities, mutual funds, fixed income products, and insurance, as well as offering banking products to their clients through Stifel Bank. Stifel Bank segment provides residential, consumer, and commercial lending, as well as FDIC-insured deposit accounts to customers of our private client group and to the general public.

The Institutional Group segment includes institutional sales and trading. It provides securities brokerage, trading, and research services to institutions, with an emphasis on the sale of equity and fixed income products. This segment also includes the management of and participation in underwritings for both corporate and public finance (exclusive of sales credits generated through the private client group, which are included in the Global Wealth Management segment), merger and acquisition, and financial advisory services.

The Other segment includes interest income from stock borrow activities, unallocated interest expense, interest income and gains and losses from investments held, compensation expense associated with the expensing of restricted stock awards with no continuing service requirements in conjunction with recent acquisitions, amortization of stock-based awards for certain administrative employees, and all unallocated overhead cost associated with the execution of orders; processing of securities transactions; custody of client securities; receipt, identification, and delivery of funds and securities; compliance with regulatory and legal requirements; internal financial accounting and controls; and general administration and acquisition charges.

Information concerning operations in these segments of business for the years ended December 31, 2016, 2015, and 2014, is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Net revenues: (1)
Global Wealth Management	$1,563,410	$1,377,313	$1,232,651
Institutional Group	1,014,164	975,594	997,071
Other	(2,078)	(21,313)	(21,298)
	$2,575,496	$2,331,594	$2,208,424
Income/(loss) before income taxes:
Global Wealth Management	$430,318	$382,126	$346,978
Institutional Group	164,143	141,042	165,546
Other	(451,879)	(381,601)	(221,730)
	$142,582	$141,567	$290,794

(1)	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2016, 2015, and 2014.

The following table presents our company’s total assets on a segment basis at December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Global Wealth Management	$16,065,503	$10,519,575
Institutional Group	2,657,183	2,193,781
Other	406,670	612,695
	$19,129,356	$13,326,051

We have operations in the United States, United Kingdom, and Europe. Our company’s foreign operations are conducted through its wholly owned subsidiary, SNEL. Substantially all long-lived assets are located in the United States.

Revenues, classified by the major geographic areas in which they were earned for the years ended December 31, 2016, 2015, and 2014, were as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
United States	$2,433,674	$2,195,538	$2,082,876
United Kingdom	132,622	125,552	113,943
Other European	9,200	10,504	11,605
	$2,575,496	$2,331,594	$2,208,424